DERIVATIVES, Disclosures and derivative instrument aggregated notional amounts by currency and designations (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2011
Forward Contracts Buy/(Sell) [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Euro - Buy	$ 211
British Pound - Buy	117
Canadian Dollar - Buy	25
Australian Dollar - Buy	48
Malaysian Ringgit - Buy	33
Japanese Yen - Buy	56
Other Currency - Buy	16
Total notional amount	506
Derivatives Designated as Hedging Instruments [Member] | Forward Contracts Buy/(Sell) [Member]
Derivative [Line Items]
Euro - Sell	(33)
British Pound - Sell	(22)
Canadian Dollar - Sell	(41)
Australian Dollar - Buy	28
Malaysian Ringgit - Buy	118
Japanese Yen - Sell	(53)
Other Currency - Buy	5
Total notional amount	2
Derivatives Designated as Hedging Instruments [Member] | Option Contracts Buy/(Sell) [Member]
Derivative [Line Items]
Euro - Buy	0
British Pound - Buy	0
Canadian Dollar - Buy	0
Australian Dollar - Buy	0
Malaysian Ringgit - Buy	0
Japanese Yen - Sell	(124)
Other Currency - Buy	0
Total notional amount	$ (124)